1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Loss per share) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Accounting Policies [Abstract]
Net Loss - Basic and Diluted	$ (1,160,638)	$ (1,787,680)
Basic Weighted Average Shares Outstanding	4,455,134	3,521,387
Potentially Dilutive Securities	0	0
Diluted Weighted Average Shares Outstanding	4,455,134	3,521,387
Loss Per Share
Basic	$ (0.26)	$ (0.51)
Diluted	$ (0.26)	$ (0.51)